COMMON STOCK TRANSACTIONS	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
COMMON STOCK TRANSACTIONS

NOTE 9. COMMON STOCK TRANSACTIONS

In July 2011, the authorized shares of the Company’s common stock were increased from 500 million to 750 million.

During the year ended December 31, 2011, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
27,354,998	Shares issued for cash (net of offering costs)	$2,051,625
17,562,200	Shares issued for settlement of debts	352,911
30,000,000	Shares issued for acquisition	2,250,000
2,448,331	Shares issued for services	182,266
1,300,000	Shares issued for directors fees	87,200
3,666,667	Shares issued for compensation and accrued salaries	266,000
20,250,000	Restricted shares issued for bonuses	234,500
1,763,405	Cashless exercises - warrants and options	—
104,345,601

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
23,111,159	Shares issued for cash (net of offering costs)	$1,703,129
14,354,809	Shares issued for settlement of debts	952,478
11,032,005	Shares issued for services	810,886
6,000,000	Shares issued for directors fees	551,750
5,000,000	Shares issued for bonuses	209,283
59,497,973

The valuation for the common stock issued is based upon the fair value of the stock at the date of issue. Unvested restricted stock will be recorded according to its vesting schedule on future date(s). No values are recorded on the date of the cashless exercise for warrants and options as their valuations were recorded on the date of grant or issuance.

FOOTNOTE 11

COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
14,354,809	Settlement of Debts	$952,478
11,032,005	Consulting Services	810,886
5,000,000	Services - Performance Bonus	209,283
23,111,159	Stock for Cash (Net of offering costs)	1,703,129
6,000,000	Stock for Directors Fees	551,750
59,497,973

During the year ended December 31, 2009, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
2,970,346	Settlement of Debts	$141,281
17,934,999	Consulting Services	1,421,250
75,000	Exercised Options	—
35,387,971	Converted Notes Payable and Accrued Interest	3,722,198
12,500,000	Services - Performance Bonus	1,405,000
8,418,255	Stock for Cash (Net of offering costs)	863,355
1,050,000	Stock for Directors Fees	107,750
78,336,571

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.

The following table summarizes the changes in the number of shares of common stock for the following periods:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2008	184,704,015	$0.559
Granted	78,336,571	0.131
Outstanding at December 31, 2009	263,040,586	0.431
Granted	64,497,973	0.086
Cancelled	(5,000,000)	0.095
Outstanding at December 31, 2010	322,538,559	$0.367